            [LETTERHEAD OF PFL LIFE INSURANCE COMPANY APPEARS HERE]


March 10, 1998



VIA EDGAR

----------------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Endeavor Variable Annuity Account
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Endeavor Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Endeavor Series Trust, Merrill Lynch Variable Series Funds, Inc., and WRL Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on March 3, 1998, Endeavor Series Trust filed its annual report with the Commission via EDGAR (CIK: 847254), and on March 4, 1998, Merrill Lynch Variable Series Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 355916), and on February 20, 1998, WRL Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK:
778207). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/ Frank A. Camp
-------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division

            [LETTERHEAD OF PFL LIFE INSURANCE COMPANY APPEARS HERE]


March 10, 1998



VIA EDGAR
------------------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Endeavor Variable Annuity Account
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Endeavor Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Endeavor Series Trust and WRL Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on March 3, 1998, Endeavor Series Trust filed its annual report with the Commission via EDGAR (CIK: 847254), and on February 20, 1998, WRL Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 778207). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/ Frank A. Camp
--------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division